Common Stock and Warrants	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Notes to Financial Statements
NOTE 5 - Common Stock and Warrants

Common Stock

At November 30, 2018, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, 52,959,323 shares of common stock outstanding and 2,570,085 shares reserved for issuance under the Company’s 2006 Long-Term Incentive Plan (the “2006 Plan”) as adopted and approved by the Company’s Board on October 10, 2006 that provides for the grant of stock options to employees, directors, officers and consultants (See “NOTE 6 - Stock Options”).

During the three months ended November 30, 2018, the Company completed the November 2018 Private Placement of 16,666,667 units at a price of $1.50 per unit. Each unit consisted of one share of common stock and one Series T Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $1.70 per share for a period of seven (7) years (See “NOTE 3 – Private Placements”).

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. Other than the Series O Warrants and Series P Warrants, all of the following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of November 30, 2018 and August 31, 2018 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
	November 30,	August 31,	Exercise	Date of
Description	2018	2018	Price	Issuance	Expiration
Series M	246,000	246,000	$2.34	December 7, 2015	December 31, 2022
Series N	767,000	767,000	$3.38	December 31, 2015	December 31, 2022
Series P	213,500	213,500	$3.70	March 25, 2016	December 31, 2022
Series R	468,750	468,750	$4.00	June 20, 2016	December 31, 2022
Series S-A	300,000	300,000	$2.53	July 24, 2017	December 31, 2022
Series S	821,600	821,600	$3.42	September 29, 2017	September 29, 2022
Series T	16,666,667	-		November 26, 2018	November 26, 2025
Total	19,483,517	2,816,850

Common Stock

At August 31, 2018, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, 36,292,656 shares of common stock outstanding and 2,550,085 shares reserved for issuance under the Company’s 2006 Long-Term Incentive Plan (the “2006 Plan”) as adopted and approved by the Company’s Board on October 10, 2006 that provides for the grant of stock options to employees, directors, officers and consultants (See “NOTE 6 - Stock Options”).

During the year ended August 31, 2018, we entered into the following securities related transactions:

·	On September 29, 2017, the Company completed the September 2017 Private Placement of 821,600 units at a price of $3.11 per unit for $2,555,176 in aggregate proceeds. Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2022. The warrants may be exercised on a cashless basis (See “NOTE 3 – Private Placements”).

·	On November 21, 2017 each director was granted 40,000 shares of common stock for a total issuance of 160,000 shares of common stock valued at $4.87 per share, the fair market value of our common stock on the date of issuance. Additionally, on November 21, the Company issued Jatinder Bhogal, Director, an additional 50,000 shares valued at $4.87 per share. 75% of the 210,000 issued shares are subject to a one-year lock-up.

·	From September 6, 2017 through October 30, 2017, holders of our Series O Warrants exercised 80,000 warrants at an exercise price of $3.10 per share resulting in $248,000 to the Company and the issuance of 80,000 shares of common stock.

·	On September 7, 2017, John Conklin, the Company’s President & CEO, exercised 100,000 stock purchase options on a cashless basis resulting in the issuance of 46,097 shares of common stock. On January 4, 2018, Mr. Conklin exercised 50,000 stock purchase options on a cashless basis resulting in the issuance of 34,013 shares of common stock.

·	On December 28, 2017, Alastair Livesey, a Company Director, exercised 36,667 stock purchase options on a cashless basis resulting in the issuance of 19,067 shares of common stock.

·	From September 7, 2017 through April 13, 2018, three other individuals exercised a total of 105,000 stock purchase options on a cashless basis resulting in the issuance of 46,985 shares of common stock.

·	On September 7, 2017, the Investor exercised their outstanding Series Q Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 189,940 shares of common stock.

·	On September 7, 2017, a third party exercised their outstanding Series Q Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 189,940 shares of common stock.

·	On December 28, 2017, a third party exercised their outstanding Series R Warrant to purchase up to 468,750 shares of the Company’s common stock on a cashless basis, resulting in the issuance of 285,823 shares of common stock.

·	From December 1, 2017 through April 30, 2018, holders of our Series P Warrants exercised 39,500 warrants at an exercise price of $3.70 per share resulting in $146,150 to the Company and the issuance of 39,500 shares of common stock.

During the year ended August 31, 2017, we entered into the following securities related transactions:

·	On July 24, 2017, the Company completed the July 2017 Private Placement of 300,000 units at a price of $2.30 per unit for $690,000 in aggregate proceeds. Each unit consisted of one share of common stock and one Series S-A Warrant to purchase one (1) share of common stock at an exercise price of $2.53 per share through July 24, 2022. The warrants may be exercised on a cashless basis. All of the units of the July 2017 Private Placement were purchased by the Investor (See “NOTE 4 – Private Placements”).

·	On July 7, 2017, the Company finalized and executed two consulting agreements with third parties to provide business development services. The terms and conditions of each consulting agreement are similar and provide for combined compensation of $26,000 per month in cash and the grant of 1,500,000 common stock purchase options which vest upon the attainment of certain milestones and upon Board approval. During August 2017, the Company issued 13,622 shares of common stock, valued at $40,000 (based on the closing price of the Company’s stock on the date transferred), to pay consulting fees incurred under the agreements.

·	On July 7, 2017, the Company issued 5,282 shares of common stock in exchange for services valued at $15,000 (based on the closing price of the Company’s stock on the date transferred).

·	In June 2017, the Investor exercised 129,000 Series M Warrants at an exercise price of $2.34 per share and paid the Company $301,860 in exchange for 129,000 shares of common stock.

·	On March 2, 2017, the Investor exercised all Series I, J, K and L Warrants (7,642,631 shares in total) on a cashless basis and received 5,215,046 shares of common.

·	On November 15, 2016 each director was issued 40,000 shares of common stock for a total issuance of 120,000 shares of common stock valued at $3.28 per share, the fair market value of our common stock on the date of issuance.

·	issued 46,520 shares of common stock upon the cashless exercise of 130,000 options.

During the year ended August 31, 2016, the Company had the following common stock related transactions:

·	issued 282,106 shares of common stock upon the cashless exercise of 556,667 options.

·	issued 30,000 shares of common stock on January 5, 2016 to each of the Company’s three directors pursuant to the 2006 Plan (90,000 shares total) valued at $3.75 per share, the closing price of the Company’s common stock on the day the stock was granted.

·	received $1,367,100 pursuant to the March 2016 Private Placement for the purchase of 441 PPM Units resulting in the issuance of 441,000 shares of common stock (See “NOTE 4 – Private Placements”).

·	converted loan principal of $548,700 from the December 2015 Loan Agreement in exchange for 177 PPM Units resulting in the issuance of 177,000 shares of common stock (See “NOTE 3 – Debt”).

·	received $3,000,000 pursuant to the June 2016 Private Placement for the purchase of 937,500 units resulting in the issuance of 937,500 shares of common stock (See “NOTE 4 – Private Placements”).

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. Other than the Series O Warrants and Series P Warrants, all of the following warrants may be exercised on a cashless basis. A summary of the Company’s warrants outstanding and exercisable as of August 31, 2018 and August 31, 2017 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of August 31,		Weighted Average	Date of
Description	2018	2017	Exercise Price	Issuance	Expiration
Series M	246,000	246,000	$2.34	December 7, 2015	December 31, 2022
Series N	767,000	767,000	$3.38	December 31, 2015	December 31, 2022
Series O	-	618,000	$3.10	March 25, 2016	October 31, 2017
Series P	213,500	309,000	$3.70	March 25, 2016	December 31, 2022
Series Q	-	937,500	$3.20	June 20, 2016	December 31, 2022
Series R	468,750	937,500	$4.00	June 20, 2016	December 31, 2022
Series S-A	300,000	300,000	$2.53	July 24, 2017	December 31, 2022
Series S	821,600	-	$3.42	September 29, 2017	September 29, 2022
Total	2,816,850	4,115,000